Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The estimated annual rental expense for lease commitment is as follows:
Year	Amount
2012 (October 1 to December 31)	$156,000
2013	468,000
Total	$624,000
The estimated annual rental expense for lease commitment is as follows:
Year	Amount
2012	$322,000
2013	427,000
Total	$749,000